S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 22, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]	“Sponsor” are to the holder of all of the TVA III Class B Ordinary Shares, Yorkville Acquisition Sponsor II, LLC, a Florida limited liability company in which Sponsor Affiliate and certain of TVA III’s directors hold membership interests.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, TVA III entered into the Sponsor Support Agreement with the Sponsor, TVA III, PlusAI and the Insiders. The following summary of material provisions of the Sponsor Support Agreement is qualified by reference to the complete text of the Sponsor Support Agreement, a copy of which is attached to the accompanying proxy statement/prospectus as Exhibit C to Annex A. All shareholders are encouraged to read the Sponsor Support Agreement in its entirety for a more complete description of the terms and conditions of the Sponsor Support Agreement.

Pursuant to the terms of the Sponsor Support Agreement, the Sponsor agreed, among other things: (1) at the extraordinary general meeting to be present in person or by proxy and vote, or cause to be voted at such meeting, all Sponsor Securities and Sponsor Affiliate Securities, entitled to vote thereon (a) in favor of the SPAC Stockholder Matters and (b) in favor of any other matter reasonably necessary to the consummation of the transactions contemplated by the Merger Agreement and considered and voted upon at any extraordinary general meeting; (2) at the extraordinary general meeting to be present in person or by proxy and vote, or cause to be voted at such meeting, all Sponsor Securities and Sponsor Affiliate Securities entitled to vote thereon against (a) any business combination other than with the Company, its stockholders and their respective affiliates and representatives; (b) any merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of TVA III; (c) any change in the business, management or board of directors of TVA III; and (d) certain other actions, proposals or agreements; and (3) if approval of the SPAC Extension is sought from TVA III’s shareholders, the Sponsor shall vote all of its TVA III Class B Ordinary Shares and any other shares acquired by the Sponsor in favor of any proposal approving such SPAC Extension. In addition, the Sponsor and the Insiders, automatically and without any further action by the Sponsor or TVA III, irrevocably (1) waive any adjustment to the conversion ratio set forth in the Existing SPAC Governing Document and any rights to other anti-dilution protections pursuant to the TVA III MAA, as adopted by special resolution on April 22, 2025, or otherwise, and, as a result, the shares of TVA III Class B Ordinary Shares shall convert into Post-Closing Company common stock (or such equivalent security) in connection with the Domestication and consummation of the Mergers on a one-for-one basis, and (2) agree not to assert or perfect any rights to adjustment or other anti-dilution protections, in each case, in connection with the Transactions. Furthermore, if all fees, costs and expenses of TVA III incurred prior to and through the Closing Date in connection with the Transactions (collectively, the “SPAC Transaction Expenses”), other than specified SPAC Transaction Expenses, exceed $7.5 million (the “Excess Amounts”), the Sponsor will, at its sole discretion, either (1) pay, or cause an affiliate of the Sponsor to pay, the Excess Amounts to TVA III or an account designated by TVA III in cash by wire transfer of immediately available funds or (2) forfeit such number of TVA III Class B Ordinary Shares or shares of TVA III Class A Ordinary Shares issued or issuable upon the conversion of such shares equal to ((x) the Excess Amounts minus (y) any cash amounts paid pursuant to clause (1)) divided by $10.00, subject to the limitation that the number of forfeited shares may not exceed the number of Founder Shares owned by the Sponsor as of the date of the Sponsor Support Agreement.

The Sponsor Support Agreement does not provide for vesting and forfeiture of any TVA III Founder Shares based on the amount of the Available Closing SPAC Cash or the achievement of certain stock price performance after the Closing.

Amended and Restated Registration Rights Agreement

Effective upon the Closing, the Existing Registration Rights Agreement by and between TVA III, the Sponsor, CCM, and Clear Street LLC (“Clear Street,” and together with the Sponsor and CCM, the “Existing Holders”), dated April 22, 2025, has been amended and restated in its entirety as the A&R Registration Rights Agreement, with the Sponsor Affiliate and certain persons and entities receiving Post-Closing Company common stock in connection with the Mergers (together with the Existing Holders, the “Holders”) being added as parties to the A&R Registration Rights Agreement, a copy of which is filed as Exhibit E to the Merger Agreement attached as Annex A to this proxy statement/prospectus. The following summary of material provisions of the A&R Registration Rights Agreement is qualified by reference to the complete text of the A&R Registration Rights Agreement. All shareholders are encouraged to read the A&R Registration Rights Agreement in its entirety for a more complete description of its terms and conditions.

Pursuant to the A&R Registration Rights Agreement, TVA III will use commercially reasonable efforts to (1) file with the SEC, at TVA III’s sole cost and expense, a registration statement registering the resale of certain securities held by or issuable to the Holders within 10 business days after the Closing (the “Resale Registration Statement”) and (2) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof, but in no event later than 45 business days after the Closing Date. In certain circumstances, the Holders may demand in the aggregate up to three underwritten offerings and will be entitled to customary piggyback registration rights.

Pursuant to the A&R Registration Rights Agreement, subject to certain exceptions, the Holders have agreed not to transfer their respective shares for a period of 360 days following the Closing Date (the “Lock-Up Period”). Subject to certain exceptions to the termination of transfer restrictions with respect to shares of Post-Closing Company common stock issued as Earnout Shares (the “Lock-Up Earnout Shares”) or held directly or indirectly by certain founder executives of PlusAI (the “Plus Founder Shares”), such transfer restrictions terminate (1) as to 50% of a Holder’s shares upon the earlier of 180 days after the Closing (the “Reduced Lock-Up Period”) and the date on which the VWAP of the Post-Closing Company Class A common stock equals or exceeds $12.50 per share during any 20 trading days within any 180 consecutive trading day period following the Closing, and (2) other than Lock-Up Earnout Shares and Plus Founder Shares, with respect to all of a Holder’s shares upon the date on which the VWAP of the Post-Closing Company Class A common stock equals or exceeds $15.00 per share during any 20 trading days within any 180 consecutive trading day period following the Closing. Furthermore, the Sponsor is not subject to certain other transfer restrictions as described in the A&R Registration Rights Agreement, and, with respect to all shares of Post-Closing Company Class A common stock into which the TVA III Class B Ordinary Shares convert upon the Domestication, the transfer restrictions will terminate 120 days after the Closing.

Similar transfer restrictions will apply to the shares of Post-Closing Company common stock issued to former securityholders of PlusAI in connection with the Mergers pursuant to the Proposed Bylaws.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	Pursuant to the terms of the Sponsor Support Agreement, the Sponsor agreed, among other things: (1) at the extraordinary general meeting to be present in person or by proxy and vote, or cause to be voted at such meeting, all Sponsor Securities and Sponsor Affiliate Securities, entitled to vote thereon (a) in favor of the SPAC Stockholder Matters and (b) in favor of any other matter reasonably necessary to the consummation of the transactions contemplated by the Merger Agreement and considered and voted upon at any extraordinary general meeting; (2) at the extraordinary general meeting to be present in person or by proxy and vote, or cause to be voted at such meeting, all Sponsor Securities and Sponsor Affiliate Securities entitled to vote thereon against (a) any business combination other than with the Company, its stockholders and their respective affiliates and representatives; (b) any merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of TVA III; (c) any change in the business, management or board of directors of TVA III; and (d) certain other actions, proposals or agreements; and (3) if approval of the SPAC Extension is sought from TVA III’s shareholders, the Sponsor shall vote all of its TVA III Class B Ordinary Shares and any other shares acquired by the Sponsor in favor of any proposal approving such SPAC Extension. In addition, the Sponsor and the Insiders, automatically and without any further action by the Sponsor or TVA III, irrevocably (1) waive any adjustment to the conversion ratio set forth in the Existing SPAC Governing Document and any rights to other anti-dilution protections pursuant to the TVA III MAA, as adopted by special resolution on April 22, 2025, or otherwise, and, as a result, the shares of TVA III Class B Ordinary Shares shall convert into Post-Closing Company common stock (or such equivalent security) in connection with the Domestication and consummation of the Mergers on a one-for-one basis, and (2) agree not to assert or perfect any rights to adjustment or other anti-dilution protections, in each case, in connection with the Transactions. Furthermore, if all fees, costs and expenses of TVA III incurred prior to and through the Closing Date in connection with the Transactions (collectively, the “SPAC Transaction Expenses”), other than specified SPAC Transaction Expenses, exceed $7.5 million (the “Excess Amounts”), the Sponsor will, at its sole discretion, either (1) pay, or cause an affiliate of the Sponsor to pay, the Excess Amounts to TVA III or an account designated by TVA III in cash by wire transfer of immediately available funds or (2) forfeit such number of TVA III Class B Ordinary Shares or shares of TVA III Class A Ordinary Shares issued or issuable upon the conversion of such shares equal to ((x) the Excess Amounts minus (y) any cash amounts paid pursuant to clause (1)) divided by $10.00, subject to the limitation that the number of forfeited shares may not exceed the number of Founder Shares owned by the Sponsor as of the date of the Sponsor Support Agreement.
SPAC Sponsor, Conflicts of Interest [Table Text Block]

There may be actual or potential material conflicts of interest between or among (1) the Sponsor, TVA III’s officers and directors, PlusAI’s officers and directors and (2) unaffiliated security holders of TVA III. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination, the compensation of TVA III’s directors and officers and the compensation of the Sponsor in connection with the business combination. See the section entitled “Proposal No. 1 —The Business Combination Proposal — Interests of Certain TVA III Persons in the Business Combination” and “Other Information Related to TVA III — Conflicts of Interest.” PlusAI’s directors and executive officers have interests in the Business Combination that are different from, or in addition to, those of the TVA III shareholders generally. See the section entitled “Proposal No. 1 —The Business Combination Proposal — Interests of Certain PlusAI Persons in the Business Combination”.